Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (215,843)	$ (296,834)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	51,930	38,640
Amortization of operating lease assets	5,795	6,309
Bad debt expense and provision expense for expected credit loss	1,700	3,544
Share-based compensation expense	23,221	27,536
Loss (gain) on investments	4,615	(930)
Loss (gain) on changes in fair value of deferred and contingent consideration	5,667	(14,775)
Gain on derivative instruments and warrants	(1,184)	(16,663)
Impairment loss	140,655	305,894
Loss on inventory write-offs and provision	7,358	2,669
Change in deferred taxes	(4,643)	(34,931)
Accretion of discount and deferred financing costs on debt arrangements	3,951	11,304
Loss on debt extinguishment	0	10,342
Foreign currency (gain) loss	(940)	730
Loss on disposal of property and equipment	2,635	0
Gain on lease termination and sale and leaseback transaction	(19,630)	0
Other losses, net of gains	0	721
Changes in operating assets and liabilities:
Accounts receivable	(14,776)	(10,964)
Inventory	(2,668)	(18,420)
Other assets	(4,512)	(6,215)
Accounts payable and other accrued expenses	10,700	21,155
Operating lease liabilities	(22,073)	(16,436)
Other current liabilities	0	(90)
Income taxes payable	46,783	1,901
NET CASH PROVIDED BY OPERATING ACTIVITIES	18,741	14,487
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(83,026)	(93,875)
Purchase of intangibles	(3,106)	(3,178)
Proceeds from sale and leaseback transactions and tenant improvement allowances	47,914	33,157
Payment of acquisition consideration, net of cash acquired	(1,135)	(75,814)
Proceeds from disposals of property and equipment	1,322	0
Proceeds from divestiture, net of cash transferred	0	69
Receipts from collections of loans and advances	2,654	2,000
Loans and/or advances for entities to be acquired	(1,200)	(26,292)
NET CASH USED IN INVESTING ACTIVITIES	(36,577)	(163,933)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from January 2021 private placement offering	0	124,105
Proceeds from exercise of stock options, warrants and sell-to-cover shares	3,215	20,096
Proceeds from the issuance of long-term debt	0	387,000
Payment of debt, financing issuance costs and non-extending lender fees	0	(6,461)
Payment of debt prepayment and debt extinguishment costs	0	(16,202)
Repayment of debt	0	(200,000)
Payment of acquisition-related contingent consideration	(4,927)	0
Distributions to non-controlling interest redeemable unit holders	(82,505)	(69,803)
Payments for taxes related to net share settlements of restricted stock units	0	(143)
Principal payments on finance lease obligations	(2,426)	(3,587)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(86,643)	235,005
Effect of exchange rate changes on cash and cash equivalents	(113)	(231)
Net (decrease) increase in cash and cash equivalents	(104,592)	85,328
Cash and cash equivalents and restricted cash, beginning of year	226,102	140,774
Cash and cash equivalents, end of year	119,341	223,543
Restricted cash, end of year	2,169	2,559
Cash and cash equivalents and restricted cash, end of year	121,510	226,102
CASH PAID DURING THE YEAR FOR:
Income tax, net	46,756	73,955
Interest	53,651	39,118
NON-CASH TRANSACTIONS:
Issuance of shares, stock options and warrants under business combinations and acquisitions	0	380,452
Non-cash consideration for business combination	34,708	47,921
Non-controlling interests redeemed for equity	357	11,074
Increase to net lease liability	26,487	28,143
Receivable related to purchase price adjustment	797	0
Liability incurred to purchase property, equipment and intangibles	8,664	7,207
Cashless exercise of stock options and warrants	1,821	3,879
Unpaid declared distributions to non-controlling interest redeemable unit holders	9,896	36,450
Receivable related to financing lease transaction	612	1,117
Liability incurred for debt, financing issuance costs and non-extending lender fees	0	7,000
Liability incurred in accordance with tax receivable agreement	1,053	1,804
Issuance of shares for non-solicitation intangible asset	0	3,000
Issuance of shares for settlement	$ 0	$ 12,790